RESERVES - Narratives (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of movements of special reserves safety production fund [Line Items]
Percentage of revenue from freight transportation services used to calculate Safety Production Fund	1.00%
Percentage of revenue from passenger transportation, dangerous goods delivery business and other special services used to calculate Safety Production Fund	1.50%
Fair value through other comprehensive income reserve	¥ 181,941,000	¥ 181,941,000	¥ 181,941,000
Other reserves [member]
Disclosure of movements of special reserves safety production fund [Line Items]
Other Reserve	¥ 10,346,000	¥ 0	¥ 0